Summary of Significant Accounting Policies (Details) - USD ($)			12 Months Ended
	Jul. 01, 2021	Jul. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary Of Significant Accounting Policies
Loans held for sale			$ 2,249,000	$ 5,099,000
Sustained period of repayment performance for non-accrual TDRs			6 months
Period of employees highest compensation before retirement			10 years
Tax liabilities related to uncertain tax positions			$ 0	0	$ 0
Interest or penalties recognized related to uncertain tax positions			$ 0	$ 0	$ 0
Special stock dividend, rate percent (in percent)	4.00%
Special stock dividend, record date		Jun. 15, 2021
Buildings and improvements | Minimum
Summary Of Significant Accounting Policies
Estimated useful lives			5 years
Buildings and improvements | Maximum
Summary Of Significant Accounting Policies
Estimated useful lives			40 years
Furniture and Fixtures | Minimum
Summary Of Significant Accounting Policies
Estimated useful lives			3 years
Furniture and Fixtures | Maximum
Summary Of Significant Accounting Policies
Estimated useful lives			15 years
Federal Home Loan Bank of Des Moines
Summary Of Significant Accounting Policies
Investment in capital stock of the Federal Home Loan Bank of total assets (in percent)			0.12%
Investment in capital stock of Federal Home Loan Bank required percentage of advances (in percent)			4.00%